Convertible Notes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Convertible Principal Amount	$ 1,625,841
Convertible Debt, Addition/(Repayment)	1,451,687	$ 1,022,500	$ 2,330,500	$ 1,222,722
ConvertibleNotesPayableTwentyTwoMember
Convertible Principal Amount	$ 125,000
Convertible Debt, Addition/(Repayment)			267,500
Conversion of Principal Amount			$ 205,000
Conversion of Principal Amount, Shares			10,785,299
Convertible Debt			$ 62,500
Convertible Debt Due Date			Sep. 15, 2019
Convertible Debt, Interest	8.00%		8.00%
ConvertibleNotesPayableFortyMember
Convertible Principal Amount	$ 100,000
Convertible Debt, Interest	8.00%
ConvertibleNotesPayableThirtyEightMember
Convertible Principal Amount	$ 112,200
Convertible Debt, Addition/(Repayment)			125,000
Conversion of Principal Amount
Convertible Debt			$ 125,000
Convertible Debt Due Date			May 29, 2020
Convertible Debt, Interest	8.00%		8.00%
ConvertibleNotesPayableThirtySevenMember
Convertible Principal Amount	$ 106,700
Convertible Debt, Addition/(Repayment)			125,000
Conversion of Principal Amount
Convertible Debt			$ 125,000
Convertible Debt Due Date			May 07, 2020
Convertible Debt, Interest	8.00%		8.00%
ConvertibleNotesPayableThirtySixMember
Convertible Principal Amount	$ 106,700
Convertible Debt, Addition/(Repayment)			125,000
Conversion of Principal Amount
Convertible Debt			$ 125,000
Convertible Debt Due Date			May 02, 2020
Convertible Debt, Interest	8.00%		8.00%
ConvertibleNotesPayableThirtyFiveMember
Convertible Principal Amount	$ 106,150
Convertible Debt, Addition/(Repayment)			100,000
Conversion of Principal Amount
Convertible Debt			$ 100,000
Convertible Debt Due Date			Apr. 04, 2020
Convertible Debt, Interest	8.00%		8.00%
ConvertibleNotesPayableThirtyFourMember
Convertible Principal Amount	$ 106,150
Convertible Debt, Addition/(Repayment)			100,000
Conversion of Principal Amount
Convertible Debt			$ 100,000
Convertible Debt Due Date			Apr. 02, 2020
Convertible Debt, Interest	8.00%		8.00%
ConvertibleNotesPayableThirtyThreeMember
Convertible Principal Amount	$ 125,000
Convertible Debt, Addition/(Repayment)			250,000
Conversion of Principal Amount
Convertible Debt			$ 250,000
Convertible Debt Due Date			Mar. 04, 2020
Convertible Debt, Interest	8.00%		8.00%
ConvertibleNotesPayableThirtyTwoMember
Convertible Principal Amount	$ 225,000
Convertible Debt, Addition/(Repayment)			100,000
Conversion of Principal Amount
Convertible Debt			$ 100,000
Convertible Debt Due Date			Feb. 26, 2020
Convertible Debt, Interest	8.00%		8.00%
ConvertibleNotesPayableThirtyOneMember
Convertible Principal Amount	$ 225,000
Convertible Debt, Addition/(Repayment)			53,000
Conversion of Principal Amount
Convertible Debt			$ 53,000
Convertible Debt Due Date			Jan. 24, 2020
Convertible Debt, Interest	8.00%		8.00%
ConvertibleNotesPayableThirtyMember
Convertible Principal Amount	$ 165,000
Convertible Debt, Addition/(Repayment)			100,000
Conversion of Principal Amount
Convertible Debt			$ 100,000
Convertible Debt Due Date			Jan. 22, 2020
Convertible Debt, Interest	8.00%		8.00%
ConvertibleNotesPayableTwentyNineMember
Convertible Principal Amount	$ 165,000
Convertible Debt, Addition/(Repayment)			105,000
Conversion of Principal Amount
Convertible Debt			$ 105,000
Convertible Debt Due Date			Jan. 08, 2020
Convertible Debt, Interest	8.00%		8.00%
ConvertibleNotesPayableTwentyEightMember
Convertible Principal Amount	$ 200,000
Convertible Debt, Addition/(Repayment)			250,000
Conversion of Principal Amount			$ 100,000
Conversion of Principal Amount, Shares			7,964,002
Convertible Debt			$ 150,000
Convertible Debt Due Date			Dec. 26, 2019
Convertible Debt, Interest	10.00%		8.00%
ConvertibleNotesPayableTwentySevenMember
Convertible Principal Amount	$ 275,000
Convertible Debt, Addition/(Repayment)			35,000
Conversion of Principal Amount
Convertible Debt			$ 35,000
Convertible Debt Due Date			Dec. 02, 2019
Convertible Debt, Interest	8.00%		8.00%
ConvertibleNotesPayableTwentySixMember
Convertible Principal Amount	$ 275,000
Convertible Debt, Addition/(Repayment)			40,000
Conversion of Principal Amount
Convertible Debt			$ 40,000
Convertible Debt Due Date			Nov. 15, 2019
Convertible Debt, Interest	8.00%		8.00%
ConvertibleNotesPayableTwentyFiveMember
Convertible Principal Amount	$ 153,000
Convertible Debt, Addition/(Repayment)			80,000
Conversion of Principal Amount
Convertible Debt			$ 80,000
Convertible Debt Due Date			Nov. 15, 2019
Convertible Debt, Interest	10.00%		8.00%
ConvertibleNotesPayableTwentyFourMember
Convertible Principal Amount	$ 162,000
Convertible Debt, Addition/(Repayment)			100,000
Conversion of Principal Amount
Convertible Debt			$ 100,000
Convertible Debt Due Date			Oct. 31, 2019
Convertible Debt, Interest	8.00%		8.00%
ConvertibleNotesPayableTwentyThreeMember
Convertible Principal Amount	$ 125,000
Convertible Debt, Addition/(Repayment)			250,000
Conversion of Principal Amount			$ 250,000
Conversion of Principal Amount, Shares			13,453,675
Convertible Debt
Convertible Debt Due Date			Oct. 05, 2019
Convertible Debt, Interest	8.00%		8.00%
ConvertibleNotesPayableTwentyOneMember
Convertible Principal Amount	$ 125,000		$ 50,000
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount			$ 50,000
Conversion of Principal Amount, Shares			1,000,000
Convertible Debt
Convertible Debt Due Date			Dec. 07, 2018
Convertible Debt, Interest	8.00%		8.00%
ConvertibleNotesPayableTwentyMember
Convertible Principal Amount	$ 125,000		$ 15,000
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount			$ 15,000
Conversion of Principal Amount, Shares			294,114
Convertible Debt
Convertible Debt Due Date			Sep. 26, 2018
Convertible Debt, Interest	8.00%		8.00%
10/25/2012 [Default Label]
Convertible Principal Amount	$ 125,000		$ 35,000
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount			$ 35,000
Conversion of Principal Amount, Shares			691,184
Convertible Debt
Convertible Debt Due Date			Aug. 22, 2018
Convertible Debt, Interest	8.00%		8.00%
ConvertibleNotesPayableEighteenMember
Convertible Principal Amount	$ 100,000		$ 164,900
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount			$ 164,900
Conversion of Principal Amount, Shares			6,596,000
Convertible Debt
Convertible Debt Due Date			Jul. 17, 2018
Convertible Debt, Interest	8.00%		8.00%
ConvertibleNotesPayableSeventeenMember
Convertible Principal Amount	$ 100,000		$ 150,000
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount			$ 150,000
Conversion of Principal Amount, Shares			3,744,005
Convertible Debt
Convertible Debt Due Date			Jun. 15, 2018
Convertible Debt, Interest	8.00%		10.00%
ConvertibleNotesPayableSixteenMember
Convertible Principal Amount	$ 250,000		$ 150,000
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount			$ 150,000
Conversion of Principal Amount, Shares			3,745,330
Convertible Debt
Convertible Debt Due Date			May 03, 2018
Convertible Debt, Interest	8.00%		10.00%
10/25/2012
Convertible Principal Amount			$ 921,004
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount			$ 671,004
Conversion of Principal Amount, Shares			31,483,740
Convertible Debt			$ 250,000
Convertible Debt Due Date			May 12, 2018
Convertible Debt, Interest	8.00%		22.00%
ConvertibleNotesPayableFourteenMember
Convertible Principal Amount	$ 53,000		$ 200,000
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount			$ 200,000
Conversion of Principal Amount, Shares			11,557,652
Convertible Debt
Convertible Debt Due Date			Sep. 30, 2017
Convertible Debt, Interest	8.00%		8.00%
ConvertibleNotesPayableThirteenMember
Convertible Principal Amount	$ 100,000		$ 30,000
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount			$ 30,000
Conversion of Principal Amount, Shares			1,500,010
Convertible Debt
Convertible Debt Due Date			Aug. 16, 2017
Convertible Debt, Interest	8.00%		8.00%
Derivative Liabilities [Default Label]
Convertible Principal Amount	$ 105,000		$ 70,000
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount			$ 70,000
Conversion of Principal Amount, Shares			4,067,072
Convertible Debt
Convertible Debt Due Date			Sep. 23, 2017
Convertible Debt, Interest	8.00%		8.00%
10/5/2012
Convertible Principal Amount	$ 250,000		$ 124,318
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount			$ 63,567
Conversion of Principal Amount, Shares			3,919,404
Convertible Debt			$ 60,751
Convertible Debt Due Date			Dec. 01, 2017
Convertible Debt, Interest	8.00%		10.00%
ConvertibleNotesPayableTenMember
Convertible Principal Amount	$ 35,000		$ 75,000
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount			$ 75,000
Conversion of Principal Amount, Shares			4,378,547
Convertible Debt
Convertible Debt Due Date			Jul. 31, 2017
Convertible Debt, Interest	8.00%		8.00%
ConvertibleNotesPayableNineMember
Convertible Principal Amount	$ 40,000		$ 50,000
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount			$ 50,000
Conversion of Principal Amount, Shares			2,390,805
Convertible Debt
Convertible Debt Due Date			Aug. 09, 2017
Convertible Debt, Interest	8.00%		8.00%
9/13/2012
Convertible Principal Amount	$ 80,000		$ 66,023
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount			$ 66,023
Conversion of Principal Amount, Shares			3,712,324
Convertible Debt
Convertible Debt Due Date			Aug. 24, 2017
Convertible Debt, Interest	8.00%		8.00%
ConvertibleNotesPayableSevenMember
Convertible Principal Amount	$ 100,000		$ 80,000
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount			$ 80,000
Conversion of Principal Amount, Shares			4,530,846
Convertible Debt
Convertible Debt Due Date			Jul. 20, 2017
Convertible Debt, Interest	8.00%		8.00%
ConvertibleNotesPayableSixMember
Convertible Principal Amount	$ 267,500		$ 50,000
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount			$ 50,000
Conversion of Principal Amount, Shares			2,931,188
Convertible Debt
Convertible Debt Due Date			Aug. 08, 2017
Convertible Debt, Interest	8.00%		8.00%
Notes payable due to shareholder
Convertible Principal Amount	$ 1,375,000		$ 25,000
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount			$ 25,000
Conversion of Principal Amount, Shares			1,426,674
Convertible Debt
Convertible Debt Due Date			Jul. 17, 2017
Convertible Debt, Interest	10.00%		8.00%
Convertible Notes [Member]
Convertible Principal Amount	$ 100,000		$ 20,000
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount			$ 20,000
Conversion of Principal Amount, Shares			1,160,391
Convertible Debt
Convertible Debt Due Date			Jul. 17, 2017
Convertible Debt, Interest	10.00%		10.00%
ConvertibleNotesPayableThreeMember
Convertible Principal Amount	$ 100,000		$ 100,000
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount
Conversion of Principal Amount, Shares
Convertible Debt			$ 100,000
Convertible Debt Due Date			Jun. 21, 2013
Convertible Debt, Interest	10.00%		14.00%
Document And Entity Information [Default Label]
Convertible Principal Amount	$ 25,000		$ 25,000
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount
Conversion of Principal Amount, Shares
Convertible Debt			$ 25,000
Convertible Debt Due Date			Mar. 18, 2013
Convertible Debt, Interest	10.00%		14.00%
ConvertibleNotesPayableOneMember
Convertible Principal Amount	$ 25,000		$ 25,000
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount
Conversion of Principal Amount, Shares
Convertible Debt			$ 25,000
Convertible Debt Due Date			Feb. 24, 2013
Convertible Debt, Interest	10.00%		14.00%
ConvertibleNotesPayableThirtyNineMember
Convertible Principal Amount	$ 139,301
Convertible Debt, Addition/(Repayment)			125,000
Conversion of Principal Amount
Convertible Debt			$ 125,000
Convertible Debt Due Date			Jun. 12, 2020
Convertible Debt, Interest	8.00%		8.00%
Convertible Notes Payable [Member]
Convertible Principal Amount			$ 2,426,245
Convertible Debt, Addition/(Repayment)			2,330,500
Conversion of Principal Amount			$ 2,520,494
Conversion of Principal Amount, Shares			121,332,262
Convertible Debt			$ 2,236,251
Convertible Notes Payable 08/22/2017[Member]
Convertible Debt Due Date			Aug. 22, 2018
Convertible Notes Payable 09/26/2017[Member]
Convertible Debt Due Date			Sep. 26, 2018
Convertible Notes Payable 07/17/2017[Member]
Convertible Debt Due Date			Jul. 17, 2018
Convertible Notes Payable 12/07/2017[Member]
Convertible Debt Due Date			Dec. 07, 2018
Convertible Notes Payable 09/20/2018[Member]
Convertible Debt Due Date			Sep. 15, 2019
ConvertibleNotesPayableSeptemberTwentyTwoThousandAndEighteenOneMember
Convertible Debt Due Date			Sep. 15, 2019
Convertible Notes Payable 10/05/2018[Member]
Convertible Debt Due Date			Oct. 05, 2019
ConvertibleNotesPayableOctoberFiveTwoThousandAndEighteenOneMember
Convertible Debt Due Date			Oct. 05, 2019
Convertible Notes Payable 11/01/2018[Member]
Convertible Debt Due Date			Nov. 01, 2019
Convertible Notes Payable 11/16/2018[Member]
Convertible Debt Due Date			Nov. 16, 2019
ConvertibleNotesPayableNovemberSixteenTwoThousandAndEighteenOneMember
Convertible Debt Due Date			Nov. 16, 2019
Convertible Notes Payable 12/03/2018[Member]
Convertible Debt Due Date			Dec. 03, 2019
Convertible Notes Payable 12/26/2018[Member]
Convertible Debt Due Date			Dec. 26, 2019
ConvertibleNotesPayableDecemberTwentySixTwoThousandAndEighteenOneMember
Convertible Debt Due Date			Dec. 26, 2019
Convertible Notes Payable 01/22/2019[Member]
Convertible Debt Due Date			Jan. 22, 2020
ConvertibleNotesPayableJanuaryTwentyTwoTwoThousandAndNinteenOneMember
Convertible Debt Due Date			Jan. 22, 2020
Convertible Notes Payable 01/24/2019[Member]
Convertible Debt Due Date			Jan. 24, 2020
Convertible Notes Payable 02/26/2019[Member]
Convertible Debt Due Date			Feb. 26, 2020
ConvertibleNotesPayableFebruaryTwentySixTwoThousandAndNinteenOneMember
Convertible Debt Due Date			Feb. 26, 2020
Convertible Notes Payable 03/04/2019[Member]
Convertible Debt Due Date			Mar. 04, 2020
ConvertibleNotesPayableMarchFourTwoThousandAndNinteenOneMember
Convertible Debt Due Date			Mar. 04, 2020
Convertible Notes Payable 04/02/2019[Member]
Convertible Debt Due Date			Apr. 02, 2020
ConvertibleNotesPayableAprilTwoTwoThousandAndNinteenOneMember
Convertible Debt Due Date			Apr. 02, 2020
Convertible Notes Payable 04/04/2019[Member]
Convertible Debt Due Date			Apr. 04, 2020
ConvertibleNotesPayableAprilFourTwoThousandAndNinteenOneMember
Convertible Debt Due Date			Apr. 04, 2020
ConvertibleNotesPayableMayTwoTwoThousandAndNinteenOneMember
Convertible Debt Due Date			May 02, 2020
Convertible Notes Payable 05/07/2019[Member]
Convertible Debt Due Date			May 07, 2020
ConvertibleNotesPayableMaySevenTwoThousandAndNinteenOneMember
Convertible Debt Due Date			May 07, 2020
Convertible Notes Payable 05/29/2019[Member]
Convertible Debt Due Date			May 29, 2020
ConvertibleNotesPayableMayTwentyNineTwoThousandAndNinteenOneMember
Convertible Debt Due Date			May 29, 2020
Convertible Notes Payable 06/12/2019[Member]
Convertible Debt Due Date			Jun. 12, 2020
ConvertibleNotesPayableJuneDecemberTwoThousandAndNinteenOneMember
Convertible Debt Due Date			Jun. 12, 2020
Convertible Notes Payable 05/02/2019[Member]
Convertible Debt Due Date			May 02, 2020
Convertible Notes Payable 01/08/2019[Member]
Convertible Debt Due Date			Jan. 08, 2020
ConvertibleNotesPayableFiveteenMember
Convertible Principal Amount	$ 100,000